SEGMENT INFORMATION (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 1,685	$ 1,044	$ 3,278	$ 2,057
Costs attributed to revenues	(840)	(467)	(1,638)	(876)
General and administrative costs	(64)	(54)	(125)	(112)
Other income (expense)	3	(12)	(13)	(17)
Interest expense	(241)	(125)	(453)	(239)
Depreciation and amortization	(323)	(188)	(615)	(381)
Deferred taxes	1	(26)	(11)	(41)
Mark-to-market on hedging items and other	(1)	46	(56)	(179)
Share of earnings from associates	34	1	52	(4)	$ (13)
Net income attributable to non-controlling interest and preferred unitholders	(156)	(94)	(291)	(212)
Net income (loss) attributable to partnership	98	125	128	334
Gain (Loss) on Disposition of Business	0	0	0	338
Utilities
Disclosure of operating segments [line items]
Revenues	743	589	1,471	1,124
Transport
Disclosure of operating segments [line items]
Revenues	350	341	686	680
Energy
Disclosure of operating segments [line items]
Revenues	512	114	962	253
Reportable segments
Disclosure of operating segments [line items]
Revenues	987	837	1,952	1,729
Costs attributed to revenues	(451)	(395)	(883)	(804)
General and administrative costs	(64)	(54)	(125)	(112)
Adjusted EBITDA	472	388	944	813
Other income (expense)	19	10	38	30
Interest expense	(154)	(104)	(294)	(216)
Funds From Operations	337	294	688	627
Depreciation and amortization	(234)	(183)	(454)	(393)
Deferred taxes	(19)	(13)	(21)	(15)
Mark-to-market on hedging items and other	14	27	(85)	(223)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	98	125	128	334
Gain (Loss) on Disposition of Business				338
Reportable segments | Utilities
Disclosure of operating segments [line items]
Revenues	278	245	547	517
Costs attributed to revenues	(88)	(68)	(176)	(137)
General and administrative costs	0	0	0	0
Adjusted EBITDA	190	177	371	380
Other income (expense)	(9)	(8)	(19)	(11)
Interest expense	(38)	(30)	(72)	(61)
Funds From Operations	143	139	280	308
Depreciation and amortization	(44)	(43)	(89)	(101)
Deferred taxes	(27)	(12)	(40)	(27)
Mark-to-market on hedging items and other	44	(10)	33	(57)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	116	74	184	123
Gain (Loss) on Disposition of Business				0
Reportable segments | Transport
Disclosure of operating segments [line items]
Revenues	386	410	775	834
Costs attributed to revenues	(202)	(237)	(402)	(483)
General and administrative costs	0	0	0	0
Adjusted EBITDA	184	173	373	351
Other income (expense)	2	0	1	2
Interest expense	(51)	(40)	(100)	(83)
Funds From Operations	135	133	274	270
Depreciation and amortization	(94)	(85)	(185)	(184)
Deferred taxes	5	(1)	11	12
Mark-to-market on hedging items and other	(37)	(23)	(77)	(62)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	9	24	23	36
Gain (Loss) on Disposition of Business				0
Reportable segments | Energy
Disclosure of operating segments [line items]
Revenues	256	137	501	290
Costs attributed to revenues	(133)	(68)	(251)	(142)
General and administrative costs	0	0	0	0
Adjusted EBITDA	123	69	250	148
Other income (expense)	6	3	14	8
Interest expense	(33)	(18)	(61)	(36)
Funds From Operations	96	54	203	120
Depreciation and amortization	(65)	(38)	(124)	(71)
Deferred taxes	3	(1)	1	(3)
Mark-to-market on hedging items and other	(25)	(20)	(39)	(38)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	9	(5)	41	8
Gain (Loss) on Disposition of Business				0
Reportable segments | Comm. Infrastructure
Disclosure of operating segments [line items]
Revenues	67	45	129	88
Costs attributed to revenues	(28)	(22)	(54)	(42)
General and administrative costs	0	0	0	0
Adjusted EBITDA	39	23	75	46
Other income (expense)	1	(1)	2	(2)
Interest expense	(10)	(3)	(19)	(6)
Funds From Operations	30	19	58	38
Depreciation and amortization	(30)	(17)	(55)	(37)
Deferred taxes	(1)	0	3	2
Mark-to-market on hedging items and other	(9)	1	(15)	1
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	(10)	3	(9)	4
Gain (Loss) on Disposition of Business				0
Reportable segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative costs	(64)	(54)	(125)	(112)
Adjusted EBITDA	(64)	(54)	(125)	(112)
Other income (expense)	19	16	40	33
Interest expense	(22)	(13)	(42)	(30)
Funds From Operations	(67)	(51)	(127)	(109)
Depreciation and amortization	(1)	0	(1)	0
Deferred taxes	1	1	4	1
Mark-to-market on hedging items and other	41	79	13	(67)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	(26)	29	(111)	163
Gain (Loss) on Disposition of Business				338
Contribution from investments in associates
Disclosure of operating segments [line items]
Revenues	(369)	(368)	(737)	(791)
Costs attributed to revenues	180	211	357	431
General and administrative costs	0	0	0	0
Adjusted EBITDA	(189)	(157)	(380)	(360)
Other income (expense)	(1)	4	2	4
Interest expense	46	30	87	72
Funds From Operations	(144)	(123)	(291)	(284)
Depreciation and amortization	105	91	203	202
Deferred taxes	14	(3)	10	(12)
Mark-to-market on hedging items and other	(9)	34	26	98
Share of earnings from associates	34	1	52	(4)
Net income attributable to non-controlling interest and preferred unitholders	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Gain (Loss) on Disposition of Business				0
Attributable to non- controlling interest
Disclosure of operating segments [line items]
Revenues	1,067	575	2,063	1,119
Costs attributed to revenues	(569)	(283)	(1,112)	(503)
General and administrative costs	0	0	0	0
Adjusted EBITDA	498	292	951	616
Other income (expense)	(15)	(26)	(53)	(51)
Interest expense	(133)	(51)	(246)	(95)
Funds From Operations	350	215	652	470
Depreciation and amortization	(194)	(96)	(364)	(190)
Deferred taxes	6	(10)	0	(14)
Mark-to-market on hedging items and other	(6)	(15)	3	(54)
Share of earnings from associates	0	0	0	0
Net income attributable to non-controlling interest and preferred unitholders	(156)	(94)	(291)	(212)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	0
Gain (Loss) on Disposition of Business				$ 0